SHARE-BASED COMPENSATION - Share options and restricted share units (Details)			1 Months Ended		12 Months Ended
	Oct. 19, 2018 CNY (¥)	Jun. 08, 2018 CNY (¥)	Sep. 30, 2018 installment shares	Mar. 31, 2018 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) installment shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥) shares
Valuation of options granted
Weighted average grant date fair value | $ / shares					$ 1.62		$ 2.11		$ 0.86
Research and development expenses
Valuation of options granted
Total share-based compensation expenses | ¥	¥ 8,935,076
General and administrative expenses
Valuation of options granted
Total share-based compensation expenses | ¥	¥ 10,535,229	¥ 33,537,572
Unvested restricted share units
Number of Shares
Unvested balance as of the beginning | shares						100,000
Granted (in shares) | shares						1,694,600
Unvested balance as of the end | shares						1,744,600		100,000
Weighted average grant date fair value of restricted shares units
Unvested balance as of the beginning (in dollars per share) | $ / shares					4.33
Granted (in dollars per share) | $ / shares					3.62
Unvested balance as of the end (in dollars per share) | $ / shares					3.64		4.33
Valuation of options granted
Total share-based compensation expenses | ¥						¥ 7,602,522		¥ 375,123
Unrecognized compensation expense | ¥											¥ 37,794,188
Expenses expected to be recognized over a weighted average period						3 years 4 months 10 days
Unvested restricted share units | Cost of revenues
Valuation of options granted
Total share-based compensation expenses | ¥						¥ 36,332
Unvested restricted share units | Selling and marketing expenses
Valuation of options granted
Total share-based compensation expenses | ¥						2,185,586
Unvested restricted share units | Research and development expenses
Valuation of options granted
Total share-based compensation expenses | ¥						1,146,846
Unvested restricted share units | General and administrative expenses
Valuation of options granted
Total share-based compensation expenses | ¥						¥ 4,233,758		¥ 375,123
2016 Global Incentive Plan
SHARE-BASED COMPENSATION
Maximum aggregate shares that may be issued | shares				5,861,480
Expiration period				10 years
2016 Global Incentive Plan | Restricted share units granted to five independent directors
SHARE-BASED COMPENSATION
Number of share options granted (in shares) | shares						100,000
2016 Global Incentive Plan | Restricted share units, two
SHARE-BASED COMPENSATION
Number of share options granted (in shares) | shares						428,000
2016 Global Incentive Plan | Stock options with exercise price of US$0.20 per share
SHARE-BASED COMPENSATION
Share options granted (in dollars per share) | $ / shares					0.20
Number of share options granted (in shares) | shares						4,540,000
2016 Global Incentive Plan | Stock options with exercise price of nil per share
SHARE-BASED COMPENSATION
Share options granted (in dollars per share) | $ / shares					$ 0
Number of share options granted (in shares) | shares						705,196
Amended 2016 Plan
Number of Shares
Unvested balance as of the beginning | shares						5,314,246
Granted (in shares) | shares						4,180,000
Exercised (in shares) | shares						(742,840)
Forfeited (in shares) | shares						(69,050)
Unvested balance as of the end | shares						8,682,356		5,314,246
Exercisable at end of period (in shares) | shares					2,387,959						2,387,959
Weighted average grant date fair value of restricted shares units
Unvested balance as of the beginning (in dollars per share) | $ / shares					$ 0.17
Granted (in dollars per share) | $ / shares					3.43
Exercised (in dollars per share) | $ / shares					0.19
Forfeited (in dollars per share) | $ / shares					0.20
Unvested balance as of the end (in dollars per share) | $ / shares					1.74		0.17
Options exercisable at end of period (in dollars per share) | $ / shares					$ 0.19
Weighted Average Contractual Term
Outstanding at end of period						8 years 2 months 5 days
Options exercisable at end of period						6 years 5 months 9 days
Aggregate Intrinsic Value
Outstanding at end of period | $					$ 21,950,316
Options exercisable at end of period | $					$ 9,738,313
Valuation of options granted
Risk-free rate of return, Minimum						1.90%		2.78%		2.25%
Risk-free rate of return, Maximum								3.13%		2.48%
Volatility, Minimum						47.90%		49.90%		51.70%
Volatility, Maximum								50.90%		54.40%
Expected dividend yield						0.00%		0.00%		0.00%
Exercise multiple | $ / shares							2.2		2.2
Fair value of underlying ordinary share, Minimum | $ / shares							2.05		0.44
Fair value of underlying ordinary share, Maximum | $ / shares							$ 4.10		$ 1.22
Fair value of underlying ordinary share | $ / shares					3.425
Expected term						10 years		10 years		10 years
Total share-based compensation expenses | ¥						¥ 12,020,257		¥ 5,719,953		¥ 3,296,155
Unrecognized compensation expense | ¥											¥ 56,411,059
Expenses expected to be recognized over a weighted average period						3 years 3 months 22 days
Amended 2016 Plan | Minimum
Valuation of options granted
Exercise multiple | $ / shares					$ 2.2
Amended 2016 Plan | Maximum
Valuation of options granted
Exercise multiple | $ / shares					2.8
Amended 2016 Plan | Cost of revenues
Valuation of options granted
Total share-based compensation expenses | ¥						¥ 255,679		246,947		253,545
Amended 2016 Plan | Selling and marketing expenses
Valuation of options granted
Total share-based compensation expenses | ¥						2,471,725		2,124,728		1,611,160
Amended 2016 Plan | Research and development expenses
Valuation of options granted
Total share-based compensation expenses | ¥						3,060,263		955,538		832,782
Amended 2016 Plan | General and administrative expenses
Valuation of options granted
Total share-based compensation expenses | ¥						¥ 6,232,590		2,392,740		598,668
2018 Plan
SHARE-BASED COMPENSATION
Maximum aggregate shares that may be issued | shares			6,733,703
Maximum percentage of total ordinary shares issued and outstanding that may be issued			1.50%
Maximum aggregate shares that may be issued, annual increase | shares			2,230,111
Share options granted (in dollars per share) | $ / shares					$ 3.425
Number of share options granted (in shares) | shares						4,180,000
Number of equal installments in which the awards can be granted | installment			4			4
Valuation of options granted
Total share-based compensation expenses | ¥						¥ 19,622,779		265,874,927		62,527,098
2018 Plan | Cost of revenues
Valuation of options granted
Total share-based compensation expenses | ¥						292,011		246,947		253,545
2018 Plan | Selling and marketing expenses
Valuation of options granted
Total share-based compensation expenses | ¥						4,657,311		2,124,728		1,611,160
2018 Plan | Research and development expenses
Valuation of options granted
Total share-based compensation expenses | ¥						4,207,109		52,864,313		13,878,635
2018 Plan | General and administrative expenses
Valuation of options granted
Total share-based compensation expenses | ¥						¥ 10,466,348		¥ 210,638,939		¥ 46,783,758
2018 Plan | Unvested restricted share units
SHARE-BASED COMPENSATION
Number of equal installments in which the awards can be granted | installment						4
Number of Shares
Granted (in shares) | shares						1,266,600
Tranche One | 2016 Global Incentive Plan | Stock options with exercise price of US$0.20 per share
SHARE-BASED COMPENSATION
Vesting percentage						40.00%
Tranche Two | 2016 Global Incentive Plan | Restricted share units granted to five independent directors
SHARE-BASED COMPENSATION
Number of equal installments in which the awards can be granted | installment						2
Tranche Two | 2016 Global Incentive Plan | Restricted share units, two
SHARE-BASED COMPENSATION
Number of equal installments in which the awards can be granted | installment						4
Tranche Two | 2016 Global Incentive Plan | Stock options with exercise price of US$0.20 per share
SHARE-BASED COMPENSATION
Number of equal installments in which the awards can be granted | installment						3
Tranche Two | 2016 Global Incentive Plan | Stock options with exercise price of nil per share
SHARE-BASED COMPENSATION
Number of equal installments in which the awards can be granted | installment						4